UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.7%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.50%, 1/01/22	$5,250	$5,289,375
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,665	1,787,044
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,464,687
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,277,489

		18,818,595
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,550	1,549,938
5.00%, 6/01/46	6,450	4,919,093

		6,469,031
Arizona — 2.4%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,130	1,079,003
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,123,300
5.00%, 12/01/37	5,000	5,483,750
Vistancia Community Facilities District Arizona, GO, 5.75%, 7/15/24	2,125	2,130,759

		16,816,812
California — 8.5%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	5,057,819
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,664,516
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,155	3,607,585
St. Joseph Health System, 5.00%, 7/01/33	2,560	2,872,346
Municipal Bonds	Par (000)	Value
California (concluded)
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	$305	$331,745
5.25%, 8/15/49	770	833,140
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,650	1,726,445
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	2,300	2,522,088
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 5/01/43	3,285	3,284,606
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,605	1,804,646
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	486,045
6.25%, 10/01/40	335	400,456
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,036
Various Purposes, 6.00%, 3/01/33	5,085	6,137,442
Various Purposes, 6.50%, 4/01/33	14,075	16,698,158
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,807,984
Sub-Series I-1, 6.38%, 11/01/34	2,385	2,869,727
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,460	1,450,057

		59,564,841
Colorado — 1.0%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,575	1,653,860

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
University of Colorado, RB, Series A (b):
5.25%, 6/01/19	$2,250	$2,591,415
5.38%, 6/01/19	1,250	1,448,575
5.38%, 6/01/19	830	959,821

		6,653,671
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	3,039,216
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G:
5.00%, 7/01/35	2,225	2,519,902
5.00%, 7/01/39	5,000	5,662,700

		11,221,818
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,624,035
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	8,950,488

		11,574,523
District of Columbia — 3.5%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	4,440	4,690,238
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31 (c)	8,350	4,124,984
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32 (c)	15,000	7,034,550
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,704,021
Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (c)	$13,410	$5,985,553

		24,539,346
Florida — 4.9%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	3,055,543
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	6,900	7,760,775
City of Miami Beach Florida Stormwater Revenue, RB, 4.00%, 9/01/45 (d)	895	884,162
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (b)	2,155	2,441,550
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,770	1,913,122
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,549,336
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	6,150	8,077,840
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (e)(f)	3,976	1,630,300

		34,312,628
Georgia — 2.4%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	5,270	5,941,187
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,075	1,220,985
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,902,912

2	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	$6,945	$7,763,607

		16,828,691
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	3,122,029
Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,018,700
Illinois — 17.1%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	1,002,910
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	3,500	4,012,855
Series C, 6.50%, 1/01/41	11,920	14,321,165
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	5,040	4,678,632
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	6,390	6,171,526
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,660	1,734,302
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	6,360	5,557,877
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	4,200	4,783,758
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,241,016
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	5,530	5,713,430
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,865,698
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,166,921
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
Central Dupage Health, Series B, 5.50%, 11/01/39	$3,235	$3,691,167
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	5,435	6,019,697
Senior, Series C, 5.00%, 1/01/37	5,815	6,416,155
Series A, 5.00%, 1/01/38	4,720	5,185,298
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (c)	27,225	5,485,565
Series B (AGM), 5.00%, 6/15/50	12,435	12,885,271
Series B-2, 5.00%, 6/15/50	5,085	5,199,311
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,153,341
6.00%, 6/01/28	2,335	2,748,085
State of Illinois, GO:
5.50%, 7/01/38	4,000	4,239,160
5.00%, 2/01/39	3,195	3,210,368
Series A, 5.00%, 4/01/38	2,510	2,524,131
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,416,958
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,675	1,826,035
5.00%, 4/01/44	2,045	2,215,226

		120,465,858
Indiana — 5.0%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	1,925	1,987,928
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,635	1,969,129
7.00%, 1/01/44	3,950	4,783,332
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,694,743
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	910	947,983

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, Series A (concluded):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	$3,015	$3,123,902
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,690	1,871,185
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	7,558,820
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,546,950
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,580	2,846,230

		35,330,202
Iowa — 2.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,950	2,060,136
5.50%, 12/01/22	4,765	5,041,656
5.25%, 12/01/25	940	1,021,338
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,980	3,172,121
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	3,500	3,286,675
Series C, 5.63%, 6/01/46	4,335	3,780,640

		18,362,566
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	4,995,565
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,055	2,245,950
Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (g)	$2,485	$1,729,759

		3,975,709
Louisiana — 3.4%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (b)	1,610	1,836,285
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	9,000	9,908,370
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,329,401
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,304,312
5.25%, 5/15/31	1,750	1,937,530
5.25%, 5/15/32	2,240	2,517,245
5.25%, 5/15/33	2,430	2,674,677
5.25%, 5/15/35	1,025	1,132,410

		23,640,230
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,426,651
Maryland — 0.6%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,500,945
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	961,242
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,545	1,630,593

		4,092,780
Massachusetts — 1.5%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	4,115,085

4	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	$4,565	$4,662,645
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	1,640	1,828,715

		10,606,445
Michigan — 4.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,995	9,595,416
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	3,105,720
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,830	1,895,899
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.00%, 9/01/18 (b)	2,000	2,425,800
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	6,365	7,768,355
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	6,085	6,881,648

		31,672,838
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	315,154
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	561,831
Municipal Bonds	Par (000)	Value
Missouri (concluded)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$510	$553,437

		1,115,268
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,818,012
5.00%, 9/01/42	925	988,011
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	1,985	2,239,695

		5,045,718
New Jersey — 4.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,125	2,218,181
5.25%, 11/01/44	1,665	1,725,340
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	2,035	2,129,282
Continental Airlines, Inc. Project, 5.25%, 9/15/29	975	1,058,606
Kapkowski Road Landfill Project, Series B, 6.50%, 4/01/31	2,500	2,985,550
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	1,355	1,500,798
5.00%, 1/01/43	1,835	2,020,500
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	7,395	2,483,463
Transportation Program, Series AA, 5.00%, 6/15/44	7,135	7,283,265
Transportation System, Series A, 5.50%, 6/15/41	3,630	3,825,911
Transportation System, Series B, 5.25%, 6/15/36	4,990	5,233,462

		32,464,358
New York — 9.7%
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,250	1,268,788

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	$4,985	$5,557,378
Future Tax Secured Revenue, Fiscal 2015, Series B, Sub-Series B-1, 5.00%, 8/01/39	8,965	10,106,155
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	3,800	3,891,200
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	480	522,965
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,780	4,422,647
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,676,174
5.25%, 11/15/39	1,765	2,014,059
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	4,910	5,561,852
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,480	2,796,274
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	10,040	10,099,336
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	705	729,682
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,760	1,848,458
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	3,595	4,144,280
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	3,055,316
6.00%, 12/01/42	1,485	1,728,436
Municipal Bonds	Par (000)	Value
New York (concluded)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$4,900	$4,622,856

		68,045,856
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,208,548
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	3,125,051
North Carolina Medical Care Commission, Refunding RB:
1st Mortage, Aldersgate, 6.25%, 7/01/35	2,970	3,210,124
1st Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	5,134,600
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,210	1,386,769

		14,065,092
Ohio — 0.9%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,380	1,510,244
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	2,840	3,040,958
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,685	1,777,962

		6,329,164
Pennsylvania — 3.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	5,435,010
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	2,560	2,681,421

6	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	$3,805	$4,263,313
Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/42	1,765	1,848,149
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	3,210	3,272,884
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,890	1,940,236
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,531,927

		21,972,940
Rhode Island — 0.9%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35 (e)(f)	4,155	1,032,684
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,505	5,398,313

		6,430,997
South Carolina — 4.8%
Charleston Educational Excellence Finance Corp., RB, (AGC) (b):
5.25%, 12/01/15	7,795	7,926,579
5.25%, 12/01/15	6,920	7,036,810
5.25%, 12/01/15	2,510	2,552,369
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	7,431,651
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,068,243

		34,015,652
Tennessee — 2.3%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,855	3,101,072
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	$1,125	$1,124,786
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Childrens Research Hospital, 5.00%, 7/01/31	11,250	11,647,913

		15,873,771
Texas — 8.9%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,365	5,025,643
Sub-Lien, 5.00%, 1/01/33	725	780,992
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,225	1,310,419
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	3,060	3,495,071
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 7/15/30	3,600	3,743,100
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,441,775
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,200	2,298,054
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	1,525	1,805,356
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	460	531,732
7.00%, 1/01/43	485	574,347
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	4,320	4,904,366
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	410	427,068
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (b)	1,000	1,197,860

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	$4,110	$1,462,256
North Texas Tollway Authority, Refunding RB:
2nd Tier System, Series F, 6.13%, 1/01/16 (b)	12,140	12,436,823
Series A, 5.00%, 1/01/35	2,400	2,626,128
Series A, 5.00%, 1/01/38	1,910	2,075,769
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	6,000	7,151,340
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,255	7,329,547

		62,617,646
U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	5,000	5,313,200
Virginia — 2.0%
County of James City Virginia EDA, Refunding RB, 1st Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,506,225
5.50%, 9/01/34	2,000	2,008,540
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,270	3,552,822
6.00%, 1/01/37	5,905	6,744,337

		13,811,924
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40 (d)	1,565	1,696,522
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,745	5,440,285

		7,136,807
Wisconsin — 3.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	16,579,134
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$4,970	$5,474,306

		22,053,440
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	6,195	7,035,538
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	595	633,990

		7,669,528
Total Municipal Bonds — 113.9%		800,786,044

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,754,495
California — 8.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (b)	6,581	7,680,558
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	5,310	5,915,181
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	19,080	21,493,047
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,977	13,519,024
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	4,650	5,057,898

8	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$2,154	$2,466,074

		56,131,782
Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,490	7,903,073
Series C-7, 5.00%, 9/01/36	4,800	5,066,976
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	4,299	4,865,407

		17,835,456
Connecticut — 2.8%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,117	9,715,267
Series X-3, 4.85%, 7/01/37	9,266	9,877,728

		19,592,995
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	12,997,880
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	7,024,163
Massachusetts — 0.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	5,196,319
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	4,048	4,564,822
New York — 6.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	3,194	3,655,089
Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	$3,260	$3,711,794
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,630	24,838,378
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	13,080	15,078,362

		47,283,623
North Carolina — 3.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,716,622
Wake Forest University, 5.00%, 1/01/38	3,120	3,448,255

		23,164,877
Ohio — 4.5%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	31,498,709
Texas — 2.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	5,060	5,581,433
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,806,867
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,241	7,061,817

		20,450,117
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,300	7,947,687
Virginia — 3.6%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	6,996,354
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,618	11,649,411

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$6,075	$6,716,868

		25,362,633
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	5,384	5,803,569
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (i)	11,456	12,410,871
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.9%		302,019,998
Total Long-Term Investments (Cost — $1,011,654,552) — 156.8%		1,102,806,042
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	13,343,318	$13,343,318
Total Short-Term Securities (Cost — $13,343,318) — 1.9%		13,343,318
Total Investments (Cost — $1,024,997,870*) — 158.7%		1,116,149,360
Other Assets Less Liabilities — 0.4%		2,072,276
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.3)%		(163,668,716)
VRDP Shares, at Liquidation Value — (35.8)%		(251,400,000)

Net Assets Applicable to Common Shares — 100.0%		$703,152,920

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$862,483,718

Gross unrealized appreciation	$99,088,757
Gross unrealized depreciation	(9,043,929)

Net unrealized appreciation	$90,044,828

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$1,696,522	$20,079
Wells Fargo Securities, LLC	884,162	12,136

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $23,450,870.

10	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

(j)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at July 31, 2015	Income
FFI Institutional Tax-Exempt Fund	4,603,069	8,740,249	13,343,318	$600

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	EDC	Economic Development Corp.	RB	Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	GARB	General Airport Revenue Bonds	S/F	Single-Family
ARB	Airport Revenue Bonds	GO	General Obligation Bonds

Derivative Financial Instruments Outstanding as of July 31, 2015

Financial Futures Contracts:

Contracts Short	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(371)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	47,279,313	$(96,263)

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,102,806,042	—	$1,102,806,042
Short-Term Securities	$13,343,318	—	—	13,343,318

Total	$13,343,318	$1,102,806,042	—	$1,116,149,360

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(96,263)	—	—	$(96,263)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$500,850	—	—	$500,850
Liabilities:
TOB Trust Certificates	—	$(163,620,814)	—	(163,620,814)
VRDP Shares	—	(251,400,000)	—	(251,400,000)

Total	$500,850	$(415,020,814)	—	$(414,519,964)

During the period ended July 31, 2015, there were no transfers between levels.

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2015	13

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: September 22, 2015